Annual Total Returns- JPMorgan Insurance Trust Income Builder Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust Income Builder Portfolio - Class 1	2015	2016	2017	2018	2019	2020
Total	(0.31%)	6.53%	11.89%	(4.63%)	14.56%	5.45%